INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes and Minority Interest
	Years Ended December 31,
	2014	2013	2012
	(in thousands)
United States	$(14,809)	$(156,696)	$11,826
Foreign	(13,837)	136,317	(45,013)
	$(28,646)	$(20,379)	$(33,187)

Schedule of Components of the Provision (Benefit) for Income Taxes
	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Current
United States	$—	$1	$(40)
Foreign	2,042	2,730	4,643
Total Current	2,042	2,731	4,603
Deferred
United States	—	—	—
Foreign	(424)	(380)	(2,211)
Total Deferred	(424)	(380)	(2,211)
Total	$1,618	$2,351	$2,392

Summary of Unrecognized Tax Benefits
	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB's)	$45,430	$54,012	$55,650
Additions based on tax positions related to the current year	142	151	80
Reductions for tax positions related to prior years	(190)	(1,627)	(1,288)
Lapse of statute of limitations	—	(7,106)	(430)
Ending balance—gross unrecognized tax benefits (UTB's)	45,382	45,430	54,012
UTB's as a credit in deferred taxes	(33,021)	(33,187)	(39,402)
Federal benefit of state taxes	(2,176)	(2,244)	(2,312)
UTB's that would impact the effective tax rate	$10,185	$10,019	$12,298

Summary of the Components of Net Deferred Tax Assets
	December 31, 2014	December 31, 2013
	(in thousands)
Deferred Tax Assets
Allowances and reserves	$4,920	$11,125
Deferred revenue and customer advances, net	—	—
Net operating loss carryforward	230,597	254,153
Tax credit carryforwards	87,703	95,692
Capital loss carryforwards	3,997	18,671
Writedowns/amortization of intangible assets and goodwill	12,997	15,651
Fixed assets	6,008	7,263
Demo equipment income	7,070	7,104
Accrued warranties	—	—
Other	22,683	18,459
Total Deferred Tax Assets	375,975	428,118
Deferred Tax Liabilities
Prepaid expense	(576)	(472)
Deferred revenue and customer advances, net	(2,494)	(1,183)
Accrued warranties	(281)	(165)
Total Deferred Tax Liabilities	(3,351)	(1,820)
Total Deferred Tax Assets (Liabilities)	$372,624	$426,298
Less: Valuation Allowance	(368,672)	(422,789)
Total Deferred Tax Assets (Liabilities)	$3,952	$3,509

Schedule of Reconciliation of Effective Income Tax Rate and the Federal Statutory Rate
	Years Ended December 31,
	2014	2013	2012
	(in thousands)
U.S. Federal tax (benefit) at statutory rate	$(10,026)	$(7,133)	$(11,183)
U.S. State tax (benefit)/expense, net of federal income tax benefit	628	(360)	187
Stock compensation expense	745	574	996
Effect of differences in foreign tax rates	8,390	(30,994)	422
Effect of tax rate changes on deferred taxes	—	2,407	7
Change in deferred tax valuation allowance	1,824	38,234	11,511
Tax credits	(535)	(552)	(358)
Other	592	175	810
Total Tax Expense	$1,618	$2,351	$2,392